TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY - Reconciliation of expense with income tax and social contributions (Details) - BRL (R$) R$ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Effects of additions and exclusions:
Total income (expense) of IRPJ and CSLL	R$ 1,525,293	R$ 8,510,819	R$ 710,112
IRPJ
Reconciliation of expense with income tax and social contribution
Earnings (Losses) before IRPJ and CSLL	R$ (200,398)	R$ 12,024,095
Tax rate	25.00%	25.00%
Total IRPJ and CSLL calculated at the rates of 25% and 9%, respectively	R$ 50,100	R$ (3,006,024)
Effects of additions and exclusions:
Revenue from Dividends	10,012	25,838
Previously unrecognized tax losses effect in the current year	673,043	778,512
PRT effect	359,767	172,498
Constitution of Tax Credits	389,892	500,021
Deferred taxes not recognized/written off	(2,937,852)	(4,044,525)
Tax incentives	412,143	185,217
Grants	(24,725)	(35,439)
Other additions and exclusions	206,032	(79,867)
Total income (expense) of IRPJ and CSLL	R$ (861,588)	R$ (6,222,573)
Effective rate	429.94%	51.75%
CSLL
Reconciliation of expense with income tax and social contribution
Earnings (Losses) before IRPJ and CSLL	R$ (200,398)	R$ 12,024,095
Tax rate				9.00%
Total IRPJ and CSLL calculated at the rates of 25% and 9%, respectively	18,036	(1,082,169)
Effects of additions and exclusions:
Revenue from Dividends	3,604	9,301
Previously unrecognized tax losses effect in the current year	242,295	280,264
PRT effect	131,429	62,099
Constitution of Tax Credits	26,415	180,007
Deferred taxes not recognized/written off	(1,179,571)	(1,465,668)
Grants	(8,901)	(12,758)
Other additions and exclusions	102,986	(259,323)
Total income (expense) of IRPJ and CSLL	R$ (663,707)	R$ (2,288,246)
Effective rate	331.19%	19.03%